Capital Structure, Financial Risk and Related Items - Changes in Share Capital (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Shares authorized	66,074,535
Nominal amount	kr 1
Number of shares
Number of shares, at beginning of period	65,961,573	65,718,456	65,545,748
Exercise of warrants	112,962	243,117	172,708
Number of shares, at end of period	66,074,535	65,961,573	65,718,456
Share capital
Share capital, at beginning of period	kr 66.0	kr 65.7	kr 65.5
Exercise of warrants	0.1	0.3	0.2
Share capital, at end of period	kr 66.1	kr 66.0	kr 65.7
Bottom of range [member]
Share capital
Exercise price warrants granted	kr 815.50	kr 466.20	kr 31.75
Top of range [member]
Share capital
Exercise price warrants granted	kr 1,948.00	kr 1,615.00	kr 1,432.00